Commitments, contingencies and litigations (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Commitments, Contingencies And Litigations [Abstract]
Non-cancellable off-balance sheet purchase commitments	€ 7,134
Provisions	€ 900	€ 897	€ 256